Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.000025	$ 0.000025
Ordinary shares, shares authorized	[1]	80,000,000	80,000,000
Ordinary shares, shares issued	[1]	22,500,000	22,500,000
Ordinary shares, shares outstanding	[1]	22,500,000	22,500,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.000025	$ 0.000025
Ordinary shares, shares authorized	[1]	1,880,000,000	1,880,000,000
Ordinary shares, shares issued	[1]	129,570,000	127,500,000
Ordinary shares, shares outstanding	[1]	129,570,000	127,500,000

[1]	Ordinary shares and shares data are presented on a retroactive basis to reflect the reorganization (Note 1(b)) and the Share Subdivision and the Share Surrender implemented on July 15, 2024 (Note 11).